Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer profile is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
	(in thousands)		(in thousands)

Clients 1-5	525,938	356,450	1,065,641	750,644
Clients 6-10	260,689	116,237	553,350	239,130
Clients 11-25	368,675	158,577	726,985	296,432
Other	779,891	239,891	1,490,981	443,147

Total	$1,935,193	$871,155	$3,836,957	$1,729,353

Revenue from individual customers greater than 10% of consolidated revenue in the respective periods was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Customer:
Customer A	*	12.7%	*	15.9%
Customer B	*	11.2%	*	11.2%
*Less than 10%